SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors RVE Hard Assets Producers ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective May 1, 2014, the name of the index that the Fund seeks to replicate will change from The RogersTM-Van Eck Hard Assets Producers Index to The RogersTM-Van Eck Natural Resources Index (the “Index”). In connection with that change, the Board of Trustees of the Trust has approved changing the Fund’s name to Market Vectors Natural Resources ETF and, accordingly, the Fund’s investment objective will change such that the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of The RogersTM-Van Eck Natural Resources Index.

The Index rulebook is not expected to change in connection with the Index name change. The Index will continue to be comprised of publicly traded companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: 1) Agriculture; 2) Alternatives (Water & Alternative Energy); 3) Base and Industrial Metals; 4) Energy; 5) Forest Products; and 6) Precious Metals.

In connection with the change to the Fund’s name and investment objective, the Fund’s investment policies (1) to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign hard asset producer companies; and (2) to normally invest at least 80% of its total assets in securities that comprise The RogersTM-Van Eck Hard Assets Producers Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. This 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Index is published by S-Network Global Indexes LLC.

Effective May 1, 2014, all references to the Market Vectors RVE Hard Assets Producers ETF and The RogersTM-Van Eck Hard Assets Producers Index will be deleted and replaced with the Market Vectors Natural Resources ETF and The RogersTM-Van Eck Natural Resources Index, respectively.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as amended on October 7, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors RVE Hard Assets Producers ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective May 1, 2014, the name of the index that the Fund seeks to replicate will change from The RogersTM-Van Eck Hard Assets Producers Index to The RogersTM-Van Eck Natural Resources Index (the “Index”). In connection with that change, the Board of Trustees of the Trust has approved changing the Fund’s name to Market Vectors Natural Resources ETF and, accordingly, the Fund’s investment objective will change such that the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of The RogersTM-Van Eck Natural Resources Index.

The Index rulebook is not expected to change in connection with the Index name change. The Index will continue to be comprised of publicly traded companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: 1) Agriculture; 2) Alternatives (Water & Alternative Energy); 3) Base and Industrial Metals; 4) Energy; 5) Forest Products; and 6) Precious Metals.

In connection with the change to the Fund’s name and investment objective, the Fund’s investment policies (1) to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign hard asset producer companies; and (2) to normally invest at least 80% of its total assets in securities that comprise The RogersTM-Van Eck Hard Assets Producers Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. This 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Index is published by S-Network Global Indexes LLC.

Effective May 1, 2014, all references to the Market Vectors RVE Hard Assets Producers ETF and The RogersTM-Van Eck Hard Assets Producers Index will be deleted and replaced with the Market Vectors Natural Resources ETF and The RogersTM-Van Eck Natural Resources Index, respectively.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors RVE Hard Assets Producers ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective May 1, 2014, the name of the index that the Fund seeks to replicate will change from The RogersTM-Van Eck Hard Assets Producers Index to The RogersTM-Van Eck Natural Resources Index (the “Index”). In connection with that change, the Board of Trustees of the Trust has approved changing the Fund’s name to Market Vectors Natural Resources ETF and, accordingly, the Fund’s investment objective will change such that the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of The RogersTM-Van Eck Natural Resources Index.

The Index rulebook is not expected to change in connection with the Index name change. The Index will continue to be comprised of publicly traded companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: 1) Agriculture; 2) Alternatives (Water & Alternative Energy); 3) Base and Industrial Metals; 4) Energy; 5) Forest Products; and 6) Precious Metals.

In connection with the change to the Fund’s name and investment objective, the Fund’s investment policies (1) to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign hard asset producer companies; and (2) to normally invest at least 80% of its total assets in securities that comprise The RogersTM-Van Eck Hard Assets Producers Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. This 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Index is published by S-Network Global Indexes LLC.

Effective May 1, 2014, all references to the Market Vectors RVE Hard Assets Producers ETF and The RogersTM-Van Eck Hard Assets Producers Index will be deleted and replaced with the Market Vectors Natural Resources ETF and The RogersTM-Van Eck Natural Resources Index, respectively.

Please retain this supplement for future reference.